Segment Financial Data	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Segment Financial Data
SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into five principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.
UTC Climate, Controls & Security products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services, industrial gas turbines, sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services and produces land-based power generation equipment.
Effective July 1, 2012, the auxiliary power unit business (APU) of the UTC Aerospace Systems business segment was transferred to the Pratt & Whitney business segment. The APU business designs and manufactures a variety of products for commercial and military aircraft. Annual sales for the APU business are approximately $600 million. The reclassification has been made prospectively; prior year results have not been restated for the transfer of the business.
UTC Aerospace Systems provides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include electric power generation, management and distribution systems, flight control systems, engine control systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire protection and detection systems, propeller systems, aircraft nacelles, and interior, actuation, landing and electronic systems.
Sikorsky products include military and commercial helicopters, aftermarket helicopter and aircraft parts and services.
We have reported our financial and operational results for the periods presented herein under the five principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2013.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2013	2012	2011	2013	2012	2011
Otis	$12,484	$12,056	$12,437	$2,590	$2,512	$2,815
UTC Climate, Controls & Security	16,809	17,090	18,864	2,590	2,425	2,212
Pratt & Whitney	14,501	13,964	12,711	1,876	1,589	1,867
UTC Aerospace Systems	13,347	8,334	4,760	2,018	944	759
Sikorsky	6,253	6,791	7,355	594	712	840
Total segment	63,394	58,235	56,127	9,668	8,182	8,493
Eliminations and other	(768)	(527)	(373)	22	(72)	(228)
General corporate expenses	—	—	—	(481)	(426)	(419)
Consolidated	$62,626	$57,708	$55,754	$9,209	$7,684	$7,846

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Otis	$9,354	$8,866	$8,717	$122	$141	$75	$209	$220	$223
UTC Climate, Controls & Security	21,543	22,253	21,630	266	265	305	380	418	432
Pratt & Whitney	17,062	15,938	10,705	617	462	290	319	324	332
UTC Aerospace Systems	35,461	35,589	8,593	510	367	163	761	412	172
Sikorsky	5,762	4,975	4,628	119	94	92	85	85	84
Total segment	89,182	87,621	54,273	1,634	1,329	925	1,754	1,459	1,243
Eliminations and other	1,412	1,788	7,179	54	60	4	67	65	20
Consolidated	$90,594	$89,409	$61,452	$1,688	$1,389	$929	$1,821	$1,524	$1,263

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
United States Operations	$35,994	$32,175	$28,993	$4,780	$3,663	$4,264	$4,483	$4,311	$2,974
International Operations
Europe	12,652	11,823	12,344	2,419	2,100	2,089	1,796	1,804	1,210
Asia Pacific	8,696	8,733	9,016	1,773	1,648	1,429	957	947	883
Other	5,274	4,964	5,376	696	772	711	1,203	1,122	760
Eliminations and other	10	13	25	(459)	(499)	(647)	427	334	374
Consolidated	$62,626	$57,708	$55,754	$9,209	$7,684	$7,846	$8,866	$8,518	$6,201

Sales from U.S. operations include export sales as follows:

(dollars in millions)	2013	2012	2011
Europe	$4,489	$3,117	$2,284
Asia Pacific	4,517	2,998	2,448
Other	3,165	3,086	2,989
	$12,171	$9,201	$7,721

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney, UTC Aerospace Systems and Sikorsky products, as follows:

(dollars in millions)	2013	2012	2011
Pratt & Whitney	$3,559	$3,718	$2,995
UTC Aerospace Systems	2,530	1,742	1,021
Sikorsky	3,648	4,512	4,967
Other	142	126	125
	$9,879	$10,098	$9,108